Quarterly Holdings Report
for
Fidelity® International Value Factor ETF
July 31, 2021
IVE-QTLY-0921
1.9885311.103

Schedule of Investments July 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
AUSTRALIA – 4.5%
ASX Ltd.	5,159	$ 291,576
CSL Ltd.	1,503	319,182
Macquarie Group Ltd.	3,168	365,364
Rio Tinto Ltd.	4,452	436,609
TOTAL AUSTRALIA		1,412,731
AUSTRIA – 0.6%
ams AG (a)	9,339	178,578
TOTAL AUSTRIA		178,578
BERMUDA – 0.6%
Jardine Matheson Holdings Ltd.	3,375	200,610
TOTAL BERMUDA		200,610
CANADA – 10.5%
Alimentation Couche-Tard, Inc. Class B	7,634	307,537
Canadian National Railway Co.	3,310	359,437
CGI, Inc. (a)	2,776	252,372
Enbridge, Inc.	9,759	384,466
FirstService Corp.	58	10,797
Fortis, Inc.	2,452	111,134
iA Financial Corp., Inc.	6,304	348,542
Kinross Gold Corp.	44,783	293,088
Manulife Financial Corp.	18,171	351,091
Onex Corp.	5,090	387,759
Open Text Corp.	4,558	236,599
Shaw Communications, Inc.	8,710	254,249
TOTAL CANADA		3,297,071
CAYMAN ISLANDS – 0.9%
CK Asset Holdings Ltd.	39,000	265,731
TOTAL CAYMAN ISLANDS		265,731
DENMARK – 2.7%
AP Moller - Maersk A/S Class B	166	460,854
Novo Nordisk A/S Class B	4,227	390,833
TOTAL DENMARK		851,687
FRANCE – 10.7%
Atos SE	2,926	139,896
BNP Paribas S.A.	5,759	351,353
Bouygues S.A.	6,904	265,988
Capgemini SE	1,731	374,090
Cie de Saint-Gobain	5,985	427,595
Cie Generale des Etablissements Michelin SCA	2,197	358,736
Engie S.A.	13,055	174,188
Faurecia SE	5,450	243,188
L'Oreal S.A.	747	341,827
Sanofi	3,049	314,115

	Shares	Value

TOTAL S.A.	8,653	$ 376,568
TOTAL FRANCE		3,367,544
GERMANY – 7.6%
Allianz SE	1,514	377,013
Bayer AG	3,425	204,246
Daimler AG	4,230	377,599
Deutsche Lufthansa AG (a)	28,411	321,670
Fresenius Medical Care AG & Co. KGaA	2,019	159,305
Fresenius SE & Co. KGaA	3,445	181,051
SAP SE	3,415	489,342
Vonovia SE	4,342	289,256
TOTAL GERMANY		2,399,482
HONG KONG – 0.9%
BOC Hong Kong Holdings Ltd.	90,000	289,530
TOTAL HONG KONG		289,530
ITALY – 1.7%
Enel SpA	28,125	259,468
UniCredit SpA	23,843	285,783
TOTAL ITALY		545,251
JAPAN – 23.4%
Central Japan Railway Co.	2,100	303,376
Chubu Electric Power Co., Inc.	15,500	185,929
Daiwa House Industry Co. Ltd.	8,800	268,210
Fujitsu Ltd.	2,100	355,230
Hitachi Ltd.	7,900	450,462
Honda Motor Co. Ltd.	9,100	289,625
Inpex Corp.	18,600	131,344
ITOCHU Corp.	11,700	344,550
Japan Tobacco, Inc.	11,800	230,087
Kao Corp.	3,500	209,649
KDDI Corp.	10,600	321,815
Medipal Holdings Corp.	10,700	200,546
Mitsubishi UFJ Financial Group, Inc.	62,100	327,333
Mitsui & Co. Ltd.	16,900	384,889
NEC Corp.	5,000	252,392
Nippon Telegraph & Telephone Corp.	11,600	296,210
Obayashi Corp.	32,200	261,414
Otsuka Holdings Co. Ltd.	6,000	237,157
Sekisui House Ltd.	10,000	196,856
Shin-Etsu Chemical Co. Ltd.	2,200	355,809
Shionogi & Co. Ltd.	4,400	230,604
Sony Corp.	3,700	383,485
Sumitomo Mitsui Financial Group, Inc.	8,300	279,440
Taisei Corp.	8,300	277,927
Toyota Motor Corp.	6,400	571,772
TOTAL JAPAN		7,346,111

Quarterly Report	2

Common Stocks – continued
	Shares	Value
JERSEY – 1.1%
Glencore PLC	73,957	$ 332,694
TOTAL JERSEY		332,694
LUXEMBOURG – 1.1%
ArcelorMittal S.A.	9,985	347,806
TOTAL LUXEMBOURG		347,806
NETHERLANDS – 2.6%
Koninklijke Ahold Delhaize N.V.	6,329	196,592
NN Group N.V.	5,182	257,652
Stellantis N.V.	17,942	344,452
TOTAL NETHERLANDS		798,696
NEW ZEALAND – 0.0%
Fletcher Building Ltd.	1,296	6,911
TOTAL NEW ZEALAND		6,911
SINGAPORE – 1.9%
Genting Singapore Ltd.	424,200	253,750
Oversea-Chinese Banking Corp. Ltd.	38,771	352,177
TOTAL SINGAPORE		605,927
SOUTH AFRICA – 0.0%
Thungela Resources Ltd. (a)	794	2,461
TOTAL SOUTH AFRICA		2,461
SPAIN – 2.8%
Iberdrola S.A.	21,624	260,520
Industria de Diseno Textil S.A.	9,257	313,831
Telefonica S.A.	68,392	313,529
TOTAL SPAIN		887,880
SWEDEN – 2.7%
Essity AB Class B	4,961	162,309
Investor AB	13,286	329,367
Volvo AB Class B	14,559	343,073
TOTAL SWEDEN		834,749
SWITZERLAND – 8.3%
Adecco Group AG	5,531	331,262

	Shares	Value

Credit Suisse Group AG	18,450	$ 185,375
Nestle S.A.	5,688	720,493
Novartis AG	5,189	480,253
Roche Holding AG	1,490	575,992
UBS Group AG	19,403	319,851
TOTAL SWITZERLAND		2,613,226
UNITED KINGDOM – 15.0%
Anglo American PLC	7,934	351,945
Aviva PLC	71,202	383,410
BHP Group PLC	10,254	331,325
BP PLC	87,802	353,043
British American Tobacco PLC	6,789	253,015
Dialog Semiconductor PLC (a)	3,575	274,872
GlaxoSmithKline PLC	14,531	286,441
Imperial Brands PLC	7,383	158,286
M&G PLC	128,180	401,697
RELX PLC	11,011	323,635
Rio Tinto PLC	4,207	356,860
Royal Mail PLC	36,866	258,436
Taylor Wimpey PLC	141,795	324,500
Unilever PLC	6,126	353,553
Vodafone Group PLC	189,034	305,348
TOTAL UNITED KINGDOM		4,716,366
TOTAL COMMON STOCKS (Cost $29,211,091)		31,301,042
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $29,211,091)		31,301,042
NET OTHER ASSETS (LIABILITIES) (b) – 0.4%		139,292
NET ASSETS – 100.0%		$ 31,440,334

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Includes $7,128 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	1	September 2021	$115,970	$1,823	$1,823
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	1,584
Total	$1,594
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$-	$1,387,920	$1,387,920	$-	$-	$-	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	-	1,769,369	1,769,369	-	-	-	0.0%
Total	$-	$3,157,289	$3,157,289	$-	$-	$-
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Quarterly Report	4

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	6